Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Residential Mortgage (Detail) - Residential mortgages [member] - Retail loans [member] - CAD ($)
$ in Millions
	Apr. 30, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 480,924	$ 476,629
Items not subject to impairment	910	915
Gross carrying amount of financial assets	481,834	477,544
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	393,818	390,096
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	23,313	22,898
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	8,557	8,354
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	53,813	54,048
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,423	1,233
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	453,405	461,491
Stage one loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	379,026	388,742
Stage one loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	20,819	18,419
Stage one loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,073	1,761
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	51,487	52,569
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	26,096	13,905
Stage two loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	14,792	1,354
Stage two loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,494	4,479
Stage two loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	6,484	6,593
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,326	1,479
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,423	1,233
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 1,423	$ 1,233